STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (2,914)	$ (778)	$ 2,895
Adjustments required to reconcile net income (loss) to net cash used in operating activities:
Increase in other current assets	(9)	(69)	(29)
Increase (decrease) in other current liabilities	(16)	38	(55)
Accrued interest on marketable securities and deposits		(38)	(8)
Accretion of discount on marketable securities, net	81	52	(6)
Decrease (increase) in fair value of investment in BioCancell	2,592	524	(3,198)
Value of shares received in connection with BioCancell investment related to consulting services		(52)	(34)
Gain on sale of BioCancell shares		(46)
Stock based compensation	73	131	84
Net cash used in operating activities	(193)	(238)	(351)
Cash flows from investing activities:
Purchase of available-for-sale marketable securities		(2,402)
Purchase of bank deposits			(2,500)
Proceeds from realization of available-for-sale marketable securities			4,000
Proceeds from realization of bank deposits		2,523
Proceeds from sale of BioCancell shares		113
Net cash provided by investing activities		234	1,500
Increase (decrease) in cash and cash equivalents	(193)	(4)	1,149
Cash and cash equivalents at the beginning of the year	4,905	4,909	3,760
Cash and cash equivalents at the end of the year	4,712	4,905	4,909
Supplemental disclosure of cash flows activities:
Cash transactions during the year for taxes paid	(46)
Non-cash activities:
Value of shares received in connection with consulting to BioCancell (Note 5)		$ 47	$ 56